Assets Classified As Held for Sale and Liabilities Directly Associated With Assets Classified As Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Asset Classified As Held for Sale and Liability Directly Associated With Asset Classified As Held for Sale

The followings table details the Group’s assets classified as held for sale and liabilities directly associated with assets classified as held for sale as at December 31, 2012:

December 31, 2012
Assets classified as held for sale
Cash and cash equivalents	554
Pledged bank deposits	21,043
Trade accounts and bills receivable, net	1,564
Inventories	26,801
Other current assets	56,348
Prepayments to suppliers, net	543
Property, plant and equipment, net	420,646
Land use rights	40,865
Other non-current assets	17,355

Subtotal	585,719

Write-down of assets held for sale to fair value less cost to sell	(74,178)

Total assets	511,541

Liabilities directly associated with assets classified as held for sale
Borrowings	(353,959)
Bills payable	(74,408)
Trade accounts payable	(8,610)
Advance payments from customers	(10)
Accrued expenses and other payables	(84,761)

Total liabilities	(521,748)